ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of and Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 13,010	$ 13,076	$ 6,462	$ 6,155
Other comprehensive income (loss) before reclassifications			569	23
Amounts reclassified to (from) net income			59	(6)
Deferred income tax benefit (expense)			(130)	(13)
Ending balance	15,839	13,010	9,015	6,462
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	548	204	(116)	(120)
Other comprehensive income (loss) before reclassifications	165	437
Amounts reclassified to (from) net income	(37)	(6)
Deferred income tax benefit (expense)	(3)	(87)
Ending balance	673	548	382	(116)
Change in Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	306	(12)	(544)	(438)
Other comprehensive income (loss) before reclassifications	109	410	449	(133)
Amounts reclassified to (from) net income	(37)	(6)	(8)	(6)
Deferred income tax benefit (expense)	6	(86)	(96)	33
Ending balance	384	306	(199)	(544)
Change in Discount Rate for Future Policy Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	304	362	398	239
Other comprehensive income (loss) before reclassifications	6	(83)	114	206
Amounts reclassified to (from) net income	0	0	0	0
Deferred income tax benefit (expense)	(14)	25	(24)	(47)
Ending balance	296	304	488	398
Change in Instrument-Specific Credit Risk for Market Risk Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(140)	(189)	(53)	(15)
Other comprehensive income (loss) before reclassifications	(99)	68	(3)	(40)
Amounts reclassified to (from) net income	0	0	67	0
Deferred income tax benefit (expense)	25	(19)	(4)	2
Ending balance	(214)	(140)	7	(53)
Defined Benefit Pension Plan Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	101	104	88	85
Other comprehensive income (loss) before reclassifications	(3)	(4)	20	4
Amounts reclassified to (from) net income	0	0	0	0
Deferred income tax benefit (expense)	1	1	(4)	(1)
Ending balance	99	101	104	88
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(23)	(61)	(5)	9
Other comprehensive income (loss) before reclassifications	152	46	(11)	(14)
Amounts reclassified to (from) net income	0	0	0	0
Deferred income tax benefit (expense)	(21)	(8)	(2)	0
Ending balance	$ 108	$ (23)	$ (18)	$ (5)